Additional Information - Summary of Oil and Gas Property Acquistion Exploration And Development Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Acquisitions of proved property	$ 19,586	$ 205	$ 540
Acquisitions of unproved property	180	7	26
Exploration	580	543	396
Development	4,105	2,076	1,243
Total costs	24,451	2,831	2,205
Australia [member]
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Acquisitions of proved property	8,488
Acquisitions of unproved property	0
Exploration	39	459	279
Development	2,365	1,141	987
Total costs	10,892	1,600	1,266
International [member]
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Acquisitions of proved property	11,098	205	540
Acquisitions of unproved property	180	7	26
Exploration	541	84	117
Development	1,740	935	256
Total costs	$ 13,559	$ 1,231	$ 939